Transfers of financial assets and variable interest entities (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	SFr 1	SFr 7	SFr 4
Proceeds from transfer of assets	9,813	5,335	5,574
Cash received on interests that continue to be held	148	102	70
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	5	13	(8)
Proceeds from transfer of assets	20,062	22,728	24,523
Purchases of previously transferred financial assets or their underlying collateral	(1)	(4)	(10)
Servicing fees	3	2	4
Cash received on interests that continue to be held	457	444	486
Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	24	29	15
Proceeds from transfer of assets	1,740	1,819	915
Purchases of previously transferred financial assets or their underlying collateral	0	0	(213)
Cash received on interests that continue to be held	3	17	633
Bank | CMBS
Transfers of financial assets disclosures
Net gain/(loss)	1	7	4
Proceeds from transfer of assets	9,813	5,335	5,574
Cash received on interests that continue to be held	148	102	70
Bank | RMBS
Transfers of financial assets disclosures
Net gain/(loss)	5	13	(8)
Proceeds from transfer of assets	20,062	22,728	24,523
Purchases of previously transferred financial assets or their underlying collateral	(1)	(4)	(10)
Servicing fees	3	2	4
Cash received on interests that continue to be held	457	444	486
Bank | Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	24	29	15
Proceeds from transfer of assets	1,740	1,819	915
Purchases of previously transferred financial assets or their underlying collateral	0	0	(213)
Cash received on interests that continue to be held	SFr 3	SFr 17	SFr 633